Property, Plant and Equipment (Details Textual) - USD ($)	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Short-term Bank Loans and Notes Payable	$ 70,639,407			$ 66,414,123
Depreciation, Total	2,596,764	$ 1,889,462	$ 3,399,115
Impairment of Long-Lived Assets to be Disposed of	0	$ 0	$ 0
Building [Member]
Short-term Bank Loans and Notes Payable	$ 254,452			$ 238,342